Segment Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of segments | Segment	6
Segment Reporting Information [Line Items]
Total assets	$ 877,933	$ 902,337
Percent of total assets from Japan operations	10.00%
Japan
Segment Reporting Information [Line Items]
Total assets	$ 90,000	$ 95,000
Assets, Total | Geographic Concentration Risk | Japan
Segment Reporting Information [Line Items]
Percent of total assets from Japan operations	10.00%	11.00%